LEASES - Change in lease liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES
Beginning balance	$ 1,831,585	$ 1,848,833
New contracts	98,107	135,633
Reassessment of the lease liability	(12,546)	(34,755)
Payments	(261,297)	(252,432)
Accrued Interest	126,846	127,558
Effect of changes in foreign exchange rate (lease liabilities)	35,663	6,748
Ending balance	1,818,358	1,831,585
Difference in accrued interest	$ 8,246	$ 5,612